September 3, 2014
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-4
Nationwide Variable Account - II
Nationwide Destination C	333-104511
Nationwide Destination EV (2.0)	333-177316
Nationwide Destination EV New York (2.0)	333-177319
Nationwide Destination B (2.0)	333-177439
Nationwide Destination B New York (2.0)	333-177441
Nationwide Destination L (2.0)	333-177581
Nationwide Destination L New York (2.0)	333-177582
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination Navigator New York (2.0)	333-177938
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Destination All American Gold New York (2.0)	333-177731
Nationwide Destination Architect 2.0	333-182494
Nationwide Variable Account - 4
America's marketFLEX® II Annuity	333-135650
America's marketFLEX® Edge
America's marketFLEX® Advisor Annuity	333-140812
Nationwide Variable Account - 12
Waddell & Reed Advisors Select Preferred Annuity (2.0)	333-178057
Waddell & Reed Advisors Select Preferred Annuity New York (2.0)	333-178059
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
1. the form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
2. the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-677-6123 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE INSURANCE COMPANY
/s/ BEN MISCHNICK
Ben Mischnick
Assistant General Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies